Notes Payable (Details) (USD $)	1 Months Ended		2 Months Ended	1 Months Ended
	Sep. 15, 2011 PromissoryNote	Aug. 18, 2011 PromissoryNote	Sep. 30, 2011	Sep. 20, 2012 Asher Enterprises [Member]	Jul. 31, 2012 Asher Enterprises [Member]	Sep. 15, 2011 Asher Enterprises [Member]	Aug. 18, 2011 Asher Enterprises [Member]	Aug. 01, 2011 Blackbeth Holdings Ltd [Member]	Dec. 15, 2010 River Falls Financial Services [Member]
Notes Payable (Textual)
Gross proceeds from promissory note			$ 102,500	$ 53,000	$ 83,500	$ 42,500	$ 60,000	$ 50,000
Interest rate on promissory note				8.00%	8.00%	8.00%	8.00%		8.00%
Payment date of note payable				Jun. 24, 2013	Apr. 13, 2013	Jun. 19, 2012	May 22, 2012	Mar. 07, 2012
Beginning period of conversion notes payable, Description				One hundred eighty (180) days following the Issue Dates.	One hundred eighty (180) days following the issue date.	One hundred eighty (180) days following the Issue Dates.	One hundred eighty (180) days following the Issue Dates.
Conversion price of notes payable, Calculation description				Multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.	Multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.	Multiplying 58% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.	Multiplying 58% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.
Number of unsecured promissory notes	2	2